UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   7/13/06

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:  $134,843

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
			Title			Value				Investment	Other	Voting Authority
Name of Issuer		of ClassCUSIP		(x$1000)	Shares	SH/PRN	Discretion	ManagersSole	Shared	None
Pfizer Incorporated	COM	717081103	11119		473,735	SH	Sole		N/A	473,735	0	0
Berkshire Hathaway Cl B	COM	84670207	10949		3,598	SH	Sole		N/A	3,598	0	0
Tyco Intl Ltd		COM	902124106	10245		372,536	SH	Sole		N/A	372,536	0	0
Microsoft Corp		COM	594918104	8646		371,060	SH	Sole		N/A	371,060	0	0
Anheuser Busch Co Inc	COM	35229103	8012		175,749	SH	Sole		N/A	175,749	0	0
United Parcel Service B	COM	911312106	7824		95,035	SH	Sole		N/A	95,035	0	0
Coca Cola		COM	191216100	7516		174,711	SH	Sole		N/A	174,711	0	0
CarMax Inc		COM	143130102	7278		205,248	SH	Sole		N/A	205,248	0	0
Mc Donalds Corp		COM	580135101	7133		212,286	SH	Sole		N/A	212,286	0	0
First Data Corp		COM	319963104	7114		157,942	SH	Sole		N/A	157,942	0	0
Wal-Mart Stores Inc	COM	931142103	7070		146,766	SH	Sole		N/A	146,766	0	0
Gap Inc			COM	364760108	6916		397,478	SH	Sole		N/A	397,478	0	0
American Intl Group Inc	COM	26874107	6872		116,372	SH	Sole		N/A	116,372	0	0
Dell Inc		COM	24702R101	6594		269,569	SH	Sole		N/A	269,569	0	0
Home Depot Inc		COM	437076102	6513		181,989	SH	Sole		N/A	181,989	0	0
Accenture Ltd Cl A	COM	G1150G111	6465		228,289	SH	Sole		N/A	228,289	0	0
Intl Game Technology	COM	459902102	5443		143,462	SH	Sole		N/A	143,462	0	0
Gannett Co Inc Del	COM	364730101	1303		23,303	SH	Sole		N/A	23,303	0	0
Pitney Bowes Inc	COM	724479100	1271		30,773	SH	Sole		N/A	30,773	0	0
Cisco Systems Inc	COM	17275R102	336		17,179	SH	Sole		N/A	17,179	0	0
Amgen Inc		COM	31162100	225		3,456	SH	Sole		N/A	3,456	0	0